SUBSEQUENT EVENT	12 Months Ended
Feb. 28, 2021
SUBSEQUENT EVENT
SUBSEQUENT EVENT

26.         SUBSEQUENT EVENT

On April 19, 2021, the Company’s board of directors authorized a share repurchase plan under which the Company may repurchase up to US$1,000 million of the Company’s common shares over the next 12 months, subject to the applicable rules under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Up to date of this report no shares were repurchased under this plan.